Share Purchase Warrants (Details 6)	12 Months Ended
Jan. 31, 2026 $ / shares shares
Statement [Line Items]
Number of warrants outstanding	37,929,753
Transaction One [Member]
Statement [Line Items]
Number of warrants outstanding	78,000
Exercise Price | $ / shares	$ 0.10
Expiry Date	February 28, 2026
Transaction Two [Member]
Statement [Line Items]
Number of warrants outstanding	168,000
Exercise Price | $ / shares	$ 0.10
Expiry Date	March 27, 2026
Transaction Three [Member]
Statement [Line Items]
Number of warrants outstanding	36,000
Exercise Price | $ / shares	$ 0.10
Expiry Date	April 29, 2026
Transaction Four [Member]
Statement [Line Items]
Number of warrants outstanding	5,300,000
Exercise Price | $ / shares	$ 0.13
Expiry Date	June 13, 2026
Transaction Five [Member]
Statement [Line Items]
Number of warrants outstanding	1,750,000
Exercise Price | $ / shares	$ 0.13
Expiry Date	July 1, 2026
Transaction Six [Member]
Statement [Line Items]
Number of warrants outstanding	2,950,000
Exercise Price | $ / shares	$ 0.10
Expiry Date	August 30, 2026
Transaction Seven [Member]
Statement [Line Items]
Number of warrants outstanding	350,000
Exercise Price | $ / shares	$ 0.10
Expiry Date	August 31, 2026
Transaction Eight [Member]
Statement [Line Items]
Number of warrants outstanding	5,706,849
Exercise Price | $ / shares	$ 0.10
Expiry Date	September 27, 2026
Transaction Nine [Member]
Statement [Line Items]
Number of warrants outstanding	4,090,904
Exercise Price | $ / shares	$ 0.10
Expiry Date	October 1, 2026
Transaction Ten [Member]
Statement [Line Items]
Number of warrants outstanding	300,000
Exercise Price | $ / shares	$ 0.10
Expiry Date	October 29, 2026
Transaction Eleven [Member]
Statement [Line Items]
Number of warrants outstanding	15,000,000
Exercise Price | $ / shares	$ 0.15
Expiry Date	March 14, 2028
Transaction Twelve [Member]
Statement [Line Items]
Number of warrants outstanding	2,200,000
Exercise Price | $ / shares	$ 0.15
Expiry Date	July 9, 2028